Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
10.
GOODWILL

As a public company with only one reporting unit, it is considered the Company’s market capitalization provides significant evidence on the fair value of the reporting entity. Therefore, the quoted market price in active markets is the best evidence of fair value of the reporting unit and was used as the basis for the measurement of fair value in accordance with ASC 350-20-35-22. Furthermore, ASC 350-20-35-23 acknowledges that an acquirer often is willing to pay a premium over the quoted market price for equity securities that give it a controlling interests because the market price of individual equity securities may not be representative of the fair value of the reporting unit as a whole, as it does not fully capture the value inherent in synergies and other benefits arising from control.

When evaluating goodwill impairment, the Company considered the market capitalization and control premium and did not believe that the fair value of its single reporting unit is less than the carrying value. Hence, there was no goodwill impairment as of December 31, 2024 and 2025.